Nature Of Operations And Basis Of Presentation - Additional Information (Detail) (USD $)	1 Months Ended
	Jul. 01, 2011	Jul. 01, 2009
Nature Of Operations and Basis Of Presentation [Line Items]
Percentage of ownership interests acquired		49.00%
Percentage of ownership interests sold	49.00%
Percentage of ownership of non controlling investors	51.00%
Notes receivable, related parties	$ 617,975
Notes receivable, interest rate	4.00%
Notes receivable, maturity period	5 years